SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Statutory rate	21.00%	21.00%